Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun Small Cap Fund

Supplement dated August 18, 2020 to the Prospectus, dated February 1, 2020, as supplemented May 15, 2020

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

As of August 13, 2020 (the “Closing”), SouthernSun Asset Management, LLC, the subadviser to the Fund (“SouthernSun”), has acquired Affiliated Managers Group, Inc.’s (“AMG”) interest in SouthernSun. As a result, AMG and AMG Funds LLC (“AMGF”), a subsidiary of AMG and the investment manager to the Fund, are no longer affiliated with SouthernSun.

At a meeting held on June 24, 2020, the Board of Trustees of the Trust approved, on behalf of the Fund, the continuation of SouthernSun as the subadviser to the Fund and approved a new subadvisory agreement between AMGF and SouthernSun, effective as of the Closing. An Information Statement with respect to the new subadvisory agreement will be mailed to shareholders no more than 90 days after the new subadvisory agreement takes effect.

Effective immediately, the Prospectus is hereby amended as follows:

The last sentence of the fourth paragraph in the section titled “Additional Information About the Fund – Fund Management” is hereby deleted and replaced with the following:

SouthernSun is wholly owned by its employees, directly or indirectly.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun U.S. Equity Fund

Supplement dated August 18, 2020 to the Prospectus, dated February 1, 2020, as supplemented May 15, 2020

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun U.S. Equity Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

As of August 13, 2020 (the “Closing”), SouthernSun Asset Management, LLC, the subadviser to the Fund (“SouthernSun”), has acquired Affiliated Managers Group, Inc.’s (“AMG”) interest in SouthernSun. As a result, AMG and AMG Funds LLC (“AMGF”), a subsidiary of AMG and the investment manager to the Fund, are no longer affiliated with SouthernSun.

At a meeting held on June 24, 2020, the Board of Trustees of the Trust approved, on behalf of the Fund, the continuation of SouthernSun as the subadviser to the Fund and approved a new subadvisory agreement between AMGF and SouthernSun, effective as of the Closing. An Information Statement with respect to the new subadvisory agreement will be mailed to shareholders no more than 90 days after the new subadvisory agreement takes effect.

Effective immediately, the Prospectus is hereby amended as follows:

The last sentence of the fifth paragraph in the section titled “Additional Information About the Fund – Fund Management” is hereby deleted and replaced with the following:

SouthernSun is wholly owned by its employees, directly or indirectly.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun Small Cap Fund

AMG SouthernSun U.S. Equity Fund

Supplement dated August 18, 2020 to the Statement of Additional Information, dated February 1, 2020, as supplemented May 15, 2020

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

As of August 13, 2020 (the “Closing”), SouthernSun Asset Management, LLC, the subadviser to the Funds (“SouthernSun”), has acquired Affiliated Managers Group, Inc.’s (“AMG”) interest in SouthernSun. As a result, AMG and AMG Funds LLC (“AMGF”), a subsidiary of AMG and the investment manager to the Funds, are no longer affiliated with SouthernSun.

At a meeting held on June 24, 2020, the Board of Trustees of the Trust approved, on behalf of each Fund, the continuation of SouthernSun as the subadviser to the Funds and approved a new subadvisory agreement between AMGF and SouthernSun, effective as of the Closing. An Information Statement with respect to the new subadvisory agreement will be mailed to shareholders no more than 90 days after the new subadvisory agreement takes effect.

Effective immediately, the SAI is hereby amended as follows:

The last sentence of the fourth paragraph in the section titled “Management of the Funds – Investment Manager and Subadviser” is hereby deleted.

The second paragraph in the section titled “Management of the Funds – Investment Management and Subadvisory Agreements” is hereby deleted and replaced with the following:

The Investment Management Agreement and the Subadvisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) or by the Investment Manager on 60 days’ written notice to the other party. The Subadvisory Agreement may be terminated, at any time without penalty, by the Investment Manager upon written notice to the Subadviser and the Trust, by the Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) on not more than 60 days’ written notice to the Subadviser, or by the Subadviser upon 60 days’ written notice to the Investment Manager and the Trust. The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE